Accrued Charter Revenue, Current and Non-Current and Unearned Revenue, Current and Non-Current	12 Months Ended
Dec. 31, 2015
Accrued Charter Revenue and Unearned Revenue Disclosure [Abstract]
Accrued Charter Revenue, Current and Non-Current and Unearned Revenue, Current and Non-Current [Text Block]

(a) Accrued charter revenue, Current and Non-Current: The amounts presented as current and non-current accrued charter revenue in the accompanying consolidated balance sheets as of December 31, 2014 and 2015, reflect revenue earned, but not collected, resulting from charter agreements providing for varying annual charter rates over their term, which were accounted for on a straight-line basis at their average rates. As at December 31, 2014, the net accrued charter revenue, totaling to ($32,751) comprises $511 separately reflected in Current assets, $1,025 separately reflected in Non-current assets, and ($34,287) (discussed in (b) below) included in Unearned revenue in current and non-current liabilities in the accompanying 2014 consolidated balance sheet. As at December 31, 2015, the net accrued charter revenue, totaling to ($35,369) comprises $457 separately reflected in Current assets, $569 separately reflected in Non-current assets, and ($36,395) (discussed in (b) below) included in Unearned revenue in current and non-current liabilities in the accompanying 2015 consolidated balance sheet. The maturities of the net accrued charter revenue as of December 31 of each year presented below are as follows:

Year ending December 31,	Amount
2016	(9,430)
2017	(11,336)
2018	(8,919)
2019	(5,684)
(35,369)

(b) Unearned Revenue, Current and Non-Current: The amounts presented as current and non-current unearned revenue in the accompanying consolidated balance sheets as of December 31, 2014 and 2015, reflect: (a) cash received prior to the balance sheet date for which all criteria to recognize as revenue have not been met and, (b) any unearned revenue resulting from charter agreements providing for varying annual charter rates over their term, which were accounted for on a straight-line basis at their average rate.

	December 31, 2014	December 31, 2015
Hires collected in advance	8,096	8,469
Charter revenue resulting from varying charter rates	34,287	36,395
Total	42,383	44,864
Less current portion	(12,929)	(18,356)
Non-current portion	29,454	26,508